RELATED PARTY TRANSACTIONS - Founder Shares (Details) - USD ($)	1 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2023	Dec. 31, 2021	Dec. 31, 2022	Jul. 07, 2021	Mar. 09, 2021
RELATED PARTY TRANSACTIONS
Aggregate purchase price		$ 25,000	$ 25,000	$ 25,000
Over-allotment option | Sponsor
RELATED PARTY TRANSACTIONS
Shares subject to forfeiture					1,250,000
Shares no longer subject to forfeiture					0
Founder Shares | Sponsor | Class B Common Stock
RELATED PARTY TRANSACTIONS
Number of shares issued	43,125,000
Aggregate purchase price	$ 25,000
Shares subject to forfeiture						14,375,000
Aggregate number of shares owned					12,500,000	28,750,000
Number of shares surrender					16,250,000
Restrictions on transfer period of time after business combination completion		1 year		1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)		$ 12.00		$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination		20 days		20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination		30 days		30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		150 days		150 days